SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                    August 9, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


           Re:   AllianceBernstein Large Cap Growth Fund, Inc.
                 File No. 811-6730

Dear Sir or Madam:

          Attached herewith please find Registration Statement under the Securities Act of 1933 (the "1933 Act) on Form N-14 (the "Registration Statement") of AllianceBernstein Large Cap Growth Fund, Inc. (the "Fund"). This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

          Please call me at the above-referenced number if you have any questions regarding the attached.


                                                    Sincerely,


                                                    /s/ Young Seo
                                                    -------------
                                                        Young Seo


Attachment

cc:  Kathleen K. Clarke

SK 00250 0209 692983